EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Exploration And Evaluation Assets
SUMMARY OF EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total

Balance, December 31, 2022	31,146,672	677,310	31,823,982
Site operations & administration	409,000	27,857	436,857
Care & Maintenance	1,587,152	-	1,587,152
Geology	1,713,621	265,614	1,979,235
Drilling	2,017,073	6,523	2,023,596
Geophysics	891,036	17,792	908,828
Engineering	2,570,020	14,020	2,584,040
Environmental, Social and Governance	30,296	-	30,296
Metallurgy & MP	39,744	80,622	120,366
Technical studies	8,047	7,650	15,697
Health and safety	146,637	-	146,637
Impact of foreign currency translation	(1,984,641)	(88,573)	(2,073,214)
Balance, June 30, 2023	38,574,657	1,008,815	39,583,472